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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-70421



             SUPPLEMENT DATED AUGUST 30, 2002 TO THE PROSPECTUS OF
          MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                              DATED APRIL 30, 2002


The second paragraph of the section of the Prospectus titled "THE FUND--Fund Management" is hereby replaced by the following:

   The Fund is managed by the Sector Fund Equity team. Peter W. Hermann Jr., a Vice President of the Investment Manager, is a current member of that team.